CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 1,498,698	$ 639,680
Advances receivable and prepaid expenses	1,144,014	408,729
Due from related parties	18,774	532,598
Exploration and evaluation asset held for sale	0	10,000,000
Total Current Assets	2,661,486	11,581,007
Non-Current Assets
Property, plant and equipment	949,430	1,221,912
Exploration and evaluation assets	15,931,144	11,562,701
Total Non-Current Assets	16,880,574	12,784,613
Total Assets	19,542,060	24,365,620
Current Liabilities
Accounts payable	765,657	366,946
Accrued liabilities	261,166	417,176
Due to related parties	0	3,824
Employee retention allowance	162,957	177,284
Lease obligation	83,575	79,989
Loans	0	150,202
Advances received on asset held for sale	0	1,500,000
Current Liabilities	1,273,355	2,695,421
Non-Current Liabilities
Lease obligation	17,930	102,683
Total Liabilities	1,291,285	2,798,104
Shareholders' Equity
Share capital	100,389,242	100,184,783
Reserves	13,149,658	12,511,661
Deficit	(95,288,125)	(91,128,928)
Total Shareholders' Equity	18,250,775	21,567,516
Total Liabilities and Shareholders' Equity	$ 19,542,060	$ 24,365,620